Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Net Income (Loss) Per Share Basic and Diluted Weighted Average Shares Outstanding	The following table details the net loss per share calculation, reconciles between basic and diluted weighted average shares outstanding, and presents the potentially dilutive shares that are excluded from the calculation of the weighted average diluted common shares outstanding, because their inclusion would have been anti-dilutive:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Numerator:
Net loss	$(10,265,760)	$(21,486,978)	$(18,708,007)	$(16,983,981)

Weighted average shares outstanding (denominator for basic earnings per share)	7,951,954	1,959,087	5,658,831	1,790,176

Weighted average shares and assumed potential common shares (denominator for diluted earnings per share, treasury method)	7,951,954	1,959,087	5,658,831	1,790,176

Basic loss per share	$(1.29)	$(10.97)	$(3.31)	$(9.49)
Diluted loss per share	$(1.29)	$(10.97)	$(3.31)	$(9.49)

Schedule of Anti Dilutive Common Shares	The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been dilutive:
	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2023	2022	2023	2022
Options	-	162,957	-	162,957
Warrants	3,284,483	864,300	3,284,483	864,300
Total potentially dilutive shares	3,284,483	1,027,257	3,284,483	1,027,257
The following common share equivalents are excluded from the calculation of weighted average common shares outstanding, because their inclusion would have been anti-dilutive:
	For the Years Ended December 31,
	2022	2021
Options	162,956	137,050
Warrants	3,435,728	557,695
Total potentially dilutive shares	3,598,684	694,745